Description of the Plan - Narrative (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) year yr	Dec. 31, 2024 USD ($) yr
EBP, Description of Plan [Line Items]
Maximum allowance participant contribution	$ 15,000	$ 15,000
Cash-up contribution	$ 1,500	$ 1,500
Participant age for contribution (in years) | yr	50	50
Pre-tax contributions percentage of total compensation	50.00%
After-tax contributions percentage of total compensation	14.00%
Percentage of total compensation	64.00%
Employer matching contribution percentage	4.00%
Incremental rate	1.00%
Percentage of total loans to participant and participants vested balance, maximum	50.00%
Maximum borrowing amount	$ 50,000
Cash out limit	$ 1,000
Retirement age (in years) | yr	65
Vesting percentage	100.00%
Participant withdrawal age (in years) | year	59.5
Term of notice (in months)	1 month
Unallocated
EBP, Description of Plan [Line Items]
Unallocated forfeitures	$ 179,202	$ 108,262